Financial Risk Management - Credit Risk (Details) CAD in Millions	12 Months Ended
Dec. 31, 2016 CAD
FortisAlberta | Credit risk exposure
Concentration Risk [Line Items]
Gross credit risk exposure	CAD 123
Retailer billings (over) (period)	37 days
Reduction in credit risk exposure due to deposit, bond, letter of credit, inv grade credit rating or other guarantee	CAD 1
Revenue | Three Customers | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk percentage	70.00%